29 Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of earnings per share reconciliation

The table below shows the reconciliation of profit or loss for the period adjusted for the amounts used to calculate basic and diluted earnings per share.

	Basic and diluted
	2020	2019	2018

Profit (loss) for the year attributed to Company's shareholders	(6,691,720)	(2,540,995)	2,827,650

Distribution of priority dividends attributable to:
Preferred shares class "A"			208,450
Preferred shares class "B"			303
			208,753

Distribution of 6% of unit price of common shares			273,840

Distribution of excess profits, by class:
Common shares			1,331,513
Preferred shares class "A"			1,013,544
			2,345,057

Reconciliation of income available for distribution, by class (numerator):
Common shares	(3,797,070)	(1,441,839)	1,605,353
Preferred shares class "A"	(2,890,444)	(1,097,559)	1,221,994
Preferred shares class "B"	(4,205)	(1,597)	303
	(6,691,719)	(2,540,995)	2,827,650

Weighted average number of shares, by class (denominator):
Common shares	451,668,652	451,668,652	451,668,652
Preferred shares class "A"	343,823,811	343,820,162	343,808,699
Preferred shares class "B"	500,230	500,230	512,660
	795,992,693	795,989,044	795,990,011

(Loss) profit per share (in R$)
Common shares	(8.4068)	(3.1922)	3.5543
Preferred shares class "A"	(8.4068)	(3.1922)	3.5543
Preferred shares class "B"	(8.4068)	(3.1922)	0.5910

Weighing of shares

				2020
			Preferred shares
				Class "A"
			Outstanding	Weighted
			shares	average

Amount at beginning of year			343,823,073	343,823,073

Incentive long term plan payments with treasury shares			1,721	738

Amount at the end of the year			343,824,794	343,823,811

				2019
			Preferred shares
				Class "A"
			Outstanding	Weighted
			shares	average

Amount at beginning of year			343,814,914	343,814,914

Incentive long term plan payments with treasury shares			8,159	5,248

Amount at the end of the year			343,823,073	343,820,162

				2018
			Preferred shares
		Class "A"		Class "B"
	Outstanding	Weighted	Outstanding	Weighted
	shares	average	shares	average

Amount at beginning of year	343,775,864	343,775,864	578,330	578,330

Conversion of preferred shares class "B" to "A"	39,050	32,835	(78,100)	(65,670)

Amount at the end of the year	343,814,914	343,808,699	500,230	512,660